[The American Funds Group(r)]


American Balanced Fund

Semi-Annual Report
For The Six Months Ended June 30, 2000

[cover: field of evergreen]

American Balanced Fund(r) seeks conservation of capital, current income, and long-term growth of both capital and income by investing in stocks and fixed-income securities. It is managed as though it constitutes the complete investment program of the prudent investor.

American Balanced Fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For nearly seven decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the total returns and average annual compound returns on a $1,000 investment for periods ended June 30, 2000, with all distributions reinvested:

                                              10 years         5 years         12 months

CLASS A SHARES
reflecting 5.75% maximum sales charge
Cumulative return                             +189.99%         +70.97%         -7.79%
Average annual compound return                + 11.23%         +11.32%         -

Results for Class B shares are not shown because of the brief time between their introduction on March 15 and the end of the fund's fiscal period.

Please see the back cover for important information about Class A and Class B shares.

The fund's 30-day yield for Class A shares as of July 31, 2000, calculated in accordance with the Securities and Exchange Commission formula, was 3.86%. The fund's distribution rate as of that date for Class A shares at the maximum offering price was 3.38%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.



Fellow Shareholders:

The stock market had one of its most volatile periods in history during the past six months ended June 30, 2000, but it finished just about where it began. Bonds generally provided a reasonable return, with U.S. Treasury bonds doing particularly well as the result of a squeeze on the market supply of government bonds.

In this environment, American Balanced Fund earned a total return of 3.0% for the period, outpacing the Lipper Balanced Fund Index, which posted a total return of 1.7%. Large-capitalization U.S. stocks, as measured by Standard & Poor's 500 Composite Index, ended nearly flat, declining 0.4%. Fueled by strong returns from Treasury bonds, the Lehman Brothers Aggregate Bond Index rose 4.0%.


Dramatic Daily Stock Fluctuations

The stock market's daily fluctuations in the first half of the year were the second most volatile since the 1930s, according to The Leuthold Group. Over the first six months, 44% of the trading days qualified as high-volatility days (when the S&P 500 moves up or down 1% or more). The S&P 500 was up or down 2% or more on 23 days during the period, or 18% of all trading days. The technology-dominated Nasdaq Index was even more volatile. In the first half, the Nasdaq was up or down more than 1% on more than 79% of the trading days.

In times like these, we continue to manage the fund with an eye to diversification, preservation of principal and long-term results. It is in periods of high volatility that our intensive research on individual companies is especially important.


Defensive Stocks Gain

Defensive stocks - those that are less sensitive to the economy, like food companies, pharmaceutical manufacturers, electric utilities, health care providers and real estate investment trusts - helped the fund in the recent period. Nabisco Group Holdings rose 144%; after the period ended, Phillip Morris Companies agreed to acquire the food company for nearly $15 billion. Two of our pharmaceutical companies - Pfizer (+61%) and Pharmacia (+45%) - benefited. Health and personal care stocks now represent the second-largest industry in the portfolio. UnitedHealth Group Inc. rose 61%. Oil stocks, our largest industry, also did well. In addition, U S WEST, our largest individual position, rose 19%.

Increasing concerns about a slowing economy hurt returns of stocks exposed to the economic cycle. Basic materials stocks such as paper and chemicals were especially weak. International Paper fell 47% and Weyerhaeuser declined 40%. Consumer cyclicals such as retailers were also weak. May Department Stores declined 26%.


Bonds Help Fund's Results

The U.S. economy continued its longest expansion in history. The second quarter began with strong domestic demand and intensifying wage pressures. Meanwhile, the cost of raw materials crept up, and oil prices rose to their highest levels in almost a decade. Reflecting concern about an overheating economy and rising inflation, the Federal Reserve Board boosted short-term interest rates in February, March and May. The federal funds rate, the rate at which banks lend each other money, rose from 5.5% to 6.5%.

In spite of this, high-quality bonds did reasonably well, led by U.S. Treasury bonds. A sharp slowdown in government borrowing - compounded by the launch of an unprecedented program to buy back publicly held debt - left investors with a shrinking pool of securities. A worldwide scramble for U.S. Treasuries sent government bond prices surging. For example, Treasury bonds in 30-year maturities returned 9.7% over the six-month period. In comparison, corporate bonds, as measured by the Salomon Smith Barney Corporate Bond Index, produced a 3.6% gain. About 37% of the fund's bonds are in U.S. Treasuries, 21% are in federal agency obligations, with the remainder in investment-grade corporate bonds and asset-backed obligations.

It is American Balanced Fund's policy to maintain between 50% and 75% of its assets in equities at all times. At the end of this fiscal period, 57% was invested in common stocks and 33% in bonds, with the remainder in cash and equivalents, only a slight change from the beginning of the year. Large-capitalization U.S. stocks, as measured by the S&P 500, have compounded at almost 24% annually for the past five years. We believe these returns are not sustainable over the long term, and therefore maintain a relatively cautious posture. We do believe, however, that over the long term, our balanced approach should continue to yield successful investment results for shareholders.

We look forward to reporting to you again early next year.

Cordially,

/s/ Walter P. Stern
Walter P. Stern
Chairman of the Board

/s/ Robert G. O'Donnell
Robert G. O'Donnell
President

August 11, 2000


AMERICAN BALANCED FUND
Investment Portfolio, June 30, 2000 (Unaudited)



INVESTMENT MIX BY SECURITY TYPE
Common Stocks  57%
Government Bonds  19%
Corporate Bonds  14%
Convertible Debentures and Preferred Stock  1%
Short-Term Securities and Cash Equivalents  9%

                                                                                          Percent of
TEN LARGEST EQUITY HOLDINGS                                                               Net Assets
U S WEST                                                                                       1.29%
Allstate                                                                                         1.28
Philip Morris Companies                                                                          1.20
May Department Stores                                                                            1.16
American General                                                                                 1.15
Bristol-Myers Squibb                                                                             1.09
Phillips Petroleum                                                                               1.09
CSX                                                                                              1.06
Household International                                                                          1.00
Texaco                                                                                           1.00
                                                                                                                       Percent of
COMMON STOCKS                                                                                                          Net Assets
ENERGY
ENERGY SOURCES  -  5.51%
Ashland Inc.                                                                                                                 0.66
Chevron Corp.                                                                                                                 0.20
Kerr-McGee Corp.                                                                                                              0.50
Murphy Oil Corp.                                                                                                              0.53
Phillips Petroleum Co.                                                                                                        1.09
Royal Dutch Petroleum Co. (New York registered)                                                                               0.39
Texaco Inc.                                                                                                                   1.00
Ultramar Diamond Shamrock Corp.                                                                                               0.80
USX-Marathon Group                                                                         Number of    Market Value          0.34
UTILITIES: ELECTRIC & GAS  -  2.28%                                                          Shares             (000)
American Electric Power Co., Inc.                                                                                             0.45
Constellation Energy Group, Inc.                                                                                              0.87
CP&L Energy, Inc. (formerly Carolina Power & Light Co.)                                     1,050,000     $   36,816          0.43
FPL Group, Inc.                                                                               130,000          11,026         0.53
                                                                                              475,000          27,995         7.79
                                                                                              500,000          29,719
MATERIALS                                                                                   1,200,000          60,825
CHEMICALS  -  1.97%                                                                           355,000          21,855
Crompton Corp. (formerly CK Witco Corp.)                                                    1,050,000          55,912         0.60
Hercules Inc.                                                                               1,800,000          44,662         0.18
Imperial Chemical Industries PLC (ADR)                                                        750,000          18,797         0.27
Millennium Chemicals Inc.                                                                                                     0.68
PPG Industries, Inc.                                                                          850,000          25,181         0.24
FOREST PRODUCTS & PAPER  -  1.99%                                                           1,500,000          48,844
International Paper Co.                                                                       750,000          23,953         0.64
Potlatch Corp.                                                                                600,000          29,700         0.27
Westvaco Corp.                                                                                                435,285         0.31
Weyerhaeuser Co.                                                                                                              0.77
METALS: STEEL  -  0.17%
USX-U.S. Steel Group                                                                                                          0.17
                                                                                            2,750,000          33,687         4.13
                                                                                              700,000           9,844
CAPITAL EQUIPMENT                                                                             500,000          15,406
AEROSPACE & MILITARY TECHNOLOGY  -  1.60%                                                   2,250,000          38,250
Lockheed Martin Corp.                                                                         300,000          13,294         0.93
United Technologies Corp.                                                                                                     0.67
DATA PROCESSING & REPRODUCTION  -  2.07%                                                    1,200,000          35,775
BMC Software, Inc. (1)                                                                        450,000          14,906         0.26
Hewlett-Packard Co.                                                                           700,000          17,369         0.67
International Business Machines Corp.                                                       1,000,000          43,000         0.59
Microsoft Corp. (1)                                                                                                           0.36
Xerox Corp.                                                                                   500,000           9,281         0.19
ELECTRICAL & ELECTRONICS  -  1.27%                                                                            230,812
Nokia Corp., Class A (ADR)                                                                                                    0.50
York International Corp.                                                                                                      0.77
ELECTRONIC COMPONENTS  -  0.93%
Dallas Semiconductor Corp.                                                                  2,105,600          52,245         0.20
Intel Corp.                                                                                   635,000          37,386         0.48
Texas Instruments Inc.                                                                                                        0.25
ELECTRONIC INSTRUMENTS  -  0.15%                                                              400,000          14,594
Agilent Technologies, Inc. (1)                                                                300,000          37,462         0.15
INDUSTRIAL COMPONENTS  -  1.49%                                                               300,000          32,869
Dana Corp.                                                                                    250,000          20,000         0.21
Eaton Corp.                                                                                   525,000          10,894         0.42
Genuine Parts Co.                                                                                                             0.86
MACHINERY & ENGINEERING  -  1.40%                                                             560,000          27,965
Caterpillar Inc.                                                                            1,700,000          42,925         0.33
Deere & Co.                                                                                                                   0.53
Fluor Corp.                                                                                   275,000          11,206         0.34
Pall Corp.                                                                                    200,000          26,737         0.20
                                                                                              200,000          13,738         8.91

CONSUMER GOODS                                                                                115,320           8,505
APPLIANCES & HOUSEHOLD DURABLES  -  0.32%
Newell Rubbermaid Inc.                                                                        550,000          11,653         0.32
AUTOMOBILES  -  0.58%                                                                         350,000          23,450
Suzuki Motor Corp.                                                                          2,400,000          48,000         0.58
BEVERAGES & TOBACCO  -  1.92%
Imperial Tobacco Ltd.                                                                         550,000          18,631         0.22
Philip Morris Companies Inc.                                                                  800,000          29,600         1.20
R.J. Reynolds Tobacco Holdings, Inc.                                                          600,000          18,975         0.50
FOOD & HOUSEHOLD PRODUCTS  -  3.39%                                                           600,000          11,100
General Mills, Inc.                                                                                           497,935         0.96
H.J. Heinz Co.                                                                                                                0.94
Nabisco Group Holdings Corp.                                                                                                  0.93
Sara Lee Corp.                                                                                                                0.56
HEALTH & PERSONAL CARE  -  5.45%                                                              700,000          18,025
AstraZeneca PLC (ADR)                                                                                                         0.46
Avon Products, Inc.                                                                         2,500,000          32,206         0.76
Bergen Brunswig Corp.                                                                                                         0.30
Bristol-Myers Squibb Co.                                                                    1,300,000          12,470         1.09
Guidant Corp. (1)                                                                           2,525,000          67,070         0.31
Kimberly-Clark Corp.                                                                        1,000,000          27,938         0.36
Mallinckrodt Inc.                                                                                                             0.89
Pfizer Inc (formerly Warner-Lambert Co.)                                                    1,400,000          53,550         0.82
Pharmacia Corp. (formerly Monsanto Co.)                                                     1,200,000          52,500         0.46
RECREATION & OTHER CONSUMER PRODUCTS  -  0.92%                                              2,000,000          51,875
Pennzoil-Quaker State Co.                                                                   1,625,000          31,383         0.59
Stanley Works                                                                                                                 0.33
TEXTILES & APPAREL  -  0.60%                                                                  550,000          25,575
NIKE, Inc., Class B                                                                           950,000          42,275         0.60
                                                                                            3,000,000          16,500        13.18
                                                                                            1,050,000          61,163
SERVICES                                                                                      350,000          17,325
BROADCASTING & PUBLISHING  -  1.42%                                                           350,000          20,081
Gannett Co., Inc.                                                                           1,150,000          49,953         0.64
Knight-Ridder, Inc.                                                                           950,000          45,600         0.36
New York Times Co., Class A                                                                   500,000          25,844         0.42
BUSINESS & PUBLIC SERVICES  -  2.07%
IKON Office Solutions, Inc.                                                                 2,750,000          33,172         0.31
Interpublic Group of Companies, Inc.                                                          775,000          18,406         0.29
UnitedHealth Group Inc. (formerly United HealthCare Corp.)                                                                    0.62
Waste Management, Inc.                                                                        850,000          33,841         0.85
DIVERSIFIED TELECOMMUNICATION SERVICES  -  2.51%                                                              736,752
AT&T Corp.                                                                                                                    0.45
GTE Corp.                                                                                                                     0.29
Koninklijke PTT Nederland NV                                                                                                  0.48
U S WEST, Inc.                                                                                600,000          35,887         1.29
LEISURE & TOURISM  -  0.62%                                                                   375,000          19,945
Carnival Corp.                                                                                600,000          23,700         0.22
Seagram Co. Ltd.                                                                                                              0.40
MERCHANDISING  -  2.82%                                                                     4,500,000          17,437
Albertson's, Inc.                                                                             375,000          16,125         0.87
J.C. Penney Co., Inc.                                                                         400,000          34,300         0.79
May Department Stores Co.                                                                   2,506,700          47,627         1.16
TRANSPORTATION: RAIL & ROAD  -  1.55%
Burlington Northern Santa Fe Corp.                                                            790,000          24,984         0.49
CSX Corp.                                                                                     260,000          16,185         1.06
                                                                                              604,838          27,062        10.99
                                                                                              840,000          72,030
FINANCE
BANKING  -  3.61%                                                                             625,000          12,188
BancWest Corp.                                                                                385,500          22,359         0.16
Bank of America Corp.                                                                                                         0.96
Bank of Tokyo-Mitsubishi, Ltd. (ADR)                                                        1,456,000          48,412         0.28
BANK ONE CORP.                                                                              2,400,000          44,250         0.57
FleetBoston Financial Corp.                                                                 2,700,000          64,800         0.24
National City Corp.                                                                                                           0.61
Sakura Bank, Ltd.                                                                           1,200,000          27,525         0.37
Washington Mutual, Inc.                                                                     2,800,000          59,325         0.42
FINANCIAL SERVICES  -  1.00%                                                                                  614,141
Household International, Inc.                                                                                                 1.00
INSURANCE  -  4.03%
Aetna Inc.                                                                                                                    0.98
Allstate Corp.                                                                                548,000           9,008         1.28
American General Corp.                                                                      1,250,000          53,750         1.15
Enhance Financial Services Group Inc.                                                       1,300,000          15,763         0.10
Royal & Sun Alliance Insurance Group PLC                                                    1,195,500          31,755         0.52
REAL ESTATE  -  1.82%                                                                         400,000          13,600
Apartment Investment and Management Co., Class A                                            2,000,000          34,125         0.42
Equity Residential Properties Trust                                                         3,000,000          20,708         0.58
Spieker Properties, Inc.                                                                      800,000          23,100         0.82
                                                                                                                             10.46
                                                                                            1,350,000          56,109
MISCELLANEOUS
MISCELLANEOUS  -  1.23%                                                                       850,000          54,559
Other common stocks in initial perod of acquisition                                         3,200,000          71,200         1.23
                                                                                            1,050,000          64,050
Total Common Stocks                                                                           367,306           5,280        56.69
                                                                                            4,500,000          29,255

                                                                                              550,000          23,788  Percent of
CONVERTIBLE SECURITIES AND PREFERRED STOCK                                                    700,000          32,200  Net Assets
SERVICES                                                                                    1,000,000          46,000
BUSINESS & PUBLIC SERVICES  -  0.13%                                                                          584,250
Waste Management, Inc. 4.00% 2002                                                                                             0.13
TRANSPORTATION: RAIL & ROAD  -  0.02%
Union Pacific Capital Trust 6.25% TIDES                                                                                       0.02
convertible preferred (2)
                                                                                            2,041,600          68,820         0.15

CONSUMER GOODS                                                                                              3,167,995
HEALTH & PERSONAL CARE  -  0.14%
Monsanto 6.50% ACES convertible preferred 2001 Units                                                                          0.14
                                                                                           Shares or    Market Value
FINANCE                                                                             Principal Amount            (000)
BANKING  -  0.13%
NB Capital Corp. 8.35% exchangeable depositary shares                                                                         0.13
FINANCIAL SERVICES  -  0.18%                                                              $8,000,000            7,420
Bell Atlantic Financial Services, Inc.,                                                                                       0.18
 senior exchangeable notes, 5.75% 2003
REAL ESTATE  -  0.18%                                                                          30,000           1,185
ProLogis Trust, Series D, 7.92% preferred                                                                       8,605         0.18
                                                                                                                              0.49

MISCELLANEOUS
MULTI-INDUSTRY  -  0.13%                                                                      175,000           7,919
Swire Pacific Capital Ltd. 8.84% cumulative                                                                                   0.13
guaranteed perpetual capital securities (2)


Total Convertible Securities and Preferred Stock                                            $300,000            6,900         0.91

                                                                                           10,000,000           9,962
Total Equity Securities (cost:  $3,113,338,000)                                                                              57.60
                                                                                              500,000          10,125
                                                                                                               26,987



                                                                                              370,000           7,215  Percent of
BONDS AND NOTES                                                                                                        Net Assets
INDUSTRIALS  -  3.87%
BellSouth Capital Funding Corp., 7.75% 2010                                                                    50,726         0.05
British Sky Broadcasting Group PLC 8.20% 2009                                                                                 0.08
Ceridian Corp. 7.25% 2004                                                                                                     0.08
Clear Channel Communications, Inc. 7.875% 2005                                                              3,218,721         0.04
Columbia/HCA Healthcare Corp. 7.15% 2004                                                                                      0.07
Cooper Tire & Rubber Co. 7.25% 2002                                                                                           0.04
Deere & Co. 8.95% 2019                                                                                                        0.14
Dillard's Inc. 6.43% 2004                                                                                                     0.04
Equistar Chemicals, LP 8.50% 2004                                                          Principal                          0.04
Fox/Liberty Networks, LLC, FLN Finance, Inc. 8.875% 2007                                      Amount    Market Value          0.21
Freeport-McMoRan Copper & Gold Inc. 7.50% 2006                                                  (000)           (000)
Freeport-McMoRan Copper & Gold Inc. 7.20% 2026                                                                                0.20
Hasbro, Inc. 7.95% 2003                                                                         3,000           3,000
Hasbro, Inc. 8.50% 2006                                                                         5,000           4,699         0.14
Hearst-Argyle Television, Inc. 7.00% 2018                                                       4,750           4,554         0.05
Hyundai Semiconductor America, Inc. 8.625% 2007 (2)                                             2,500           2,507         0.17
Inco Ltd. 9.60% 2022                                                                            4,000           3,720         0.09
International Paper Co. 8.00% 2003 (2)                                                          2,000           1,959         0.05
J.C. Penney Co., Inc. 6.50% 2002                                                                7,330           7,638
J.C. Penney Co., Inc. 7.60% 2007                                                                2,500           2,207
J.C. Penney Co., Inc. 7.95% 2017                                                                2,500           2,480
J.C. Penney Co., Inc. 8.25% 2022                                                               11,550          11,492         0.27
Lilly Del Mar, Inc. 7.80% 2029 (2)(3)                                                           4,000           2,650         0.14
Louis Dreyfus Natural Gas Corp. 6.875% 2007                                                    12,500           8,424         0.07
May Department Stores Co. 9.875% 2021                                                           3,000           2,968         0.12
MGM Grand, Inc. 6.95% 2005                                                                      5,000           4,941
Mirage Resorts, Inc. 6.625% 2005                                                                3,550           3,007
Mirage Resorts, Inc. 6.75% 2008                                                                11,025           9,221         0.20
Norcen Energy Resources Ltd. 7.375% 2006                                                        5,000           4,897         0.09
OXYMAR 7.50% 2016 (2)                                                                           3,000           3,012         0.08
PDVSA Finance Ltd. 9.75% 2010                                                                   1,215           1,137
PDVSA Finance Ltd. 7.40% 2016                                                                   3,200           2,796         0.08
Petrozuata Finance, Inc., Series B, 8.22% 2017 (2)                                             11,000           8,837         0.06
Phillips Petroleum Co. 8.50% 2005                                                               3,000           2,335         0.09
Reliance Industries Ltd. 10.50% 2046 (2)                                                        8,000           8,009
Reliance Industries Ltd., Series B, 10.25% 2097                                                 4,475           4,008         0.10
Royal Caribbean Cruises Ltd. 7.00% 2007                                                         6,500           6,930         0.11
Scotia Pacific Co. LLC, Series B, Class A-1, 6.55% 2007                                         4,500           4,194         0.10
Scotia Pacific Co. LLC, Series B, Class A-3, 7.71% 2014                                         2,950           2,694         0.05
Sears Roebuck Acceptance Corp. 6.25% 2009                                                       4,500           4,026         0.12
Sotheby's Holdings, Inc. 6.875% 2009 (4)                                                        5,000           4,887         0.04
TCI Communications, Inc. 8.75% 2015                                                             6,000           4,315         0.04
Time Warner Inc. 6.85% 2026                                                                     2,500           2,394         0.08
TRW Inc. 7.125% 2009                                                                            2,350           1,841         0.08
USA Waste Services, Inc. 6.50% 2002                                                             4,000           3,090
USA Waste Services, Inc. 7.125% 2007                                                            5,000           5,165
Waste Management, Inc. 6.875% 2009                                                              1,500           1,357
WMX Technologies, Inc. 7.10% 2026                                                               5,000           4,321         0.30
Wharf International Finance Ltd., Series A, 7.625% 2007                                         7,000           5,974         0.16
                                                                                                5,862           5,588         3.87
                                                                                                3,750           2,700
                                                                                                7,500           6,611
ELECTRIC UTILITIES  -  0.66%                                                                    3,000           2,287
Commonwealth Edison Co. 9.875% 2020                                                             2,000           2,139         0.21
Edison Mission Energy 7.73% 2009                                                                4,825           4,685         0.05
Israel Electric Corp. Ltd. 7.75% 2009 (2)                                                       5,000           4,583
Israel Electric Corp. Ltd. 7.75% 2027 (2)                                                       2,190           2,032         0.35
Transener SA 9.25% 2008 (2)                                                                     1,830           1,657         0.05
                                                                                                3,250           2,847         0.66
                                                                                               11,000          10,353
                                                                                               10,000           9,150
TRANSPORTATION  -  1.11%                                                                                      216,318
American Airlines, Inc., Pass Through Trust,                                                                                  0.12
Series 1999-1, Class A-2, 7.024% 2009 (5)
Series 1996-2, Class B, 8.56% 2014 (5)
Continental Airlines, Inc., pass-through certificates,
Series 1997-4, Class A, 6.90% 2018 (5)
Continental Airlines, Inc., pass-through certificates,                                         11,000          11,759
 Series 1998-3, Class A-2, 6.32% 2008 (5)
Continental Airlines, Inc., pass-through certificates,                                          3,000           2,926
 Series 1998-3, Class C-2, 7.25% 2005 (5)
Continental Airlines, Inc., pass-through certificates,                                         13,500          13,110
 Series 1999-1, Class B, 6.795% 2020 (5)
Continental Airlines, Inc., pass-through certificates,                                          7,500           6,595         0.50
 Series 2000-1, Class A-1, 8.048% 2020 (5)
Delta Air Lines, Inc., pass-through certificates,                                               2,800           2,478
 Series 1992-A2, 9.20% 2014 (5)
Delta Air Lines, Inc., pass-through certificates,                                                              36,868         0.13
 Series 1993-A2, 10.50% 2016 (5)
Jet Equipment Trust, Series 1995-A, Class B, 8.64%
 2015 (2)(5)
Jet Equipment Trust, Series 1995-B, Class B,                                                                                  0.20
 7.83% 2015 (2)(5)
United Air Lines, Inc. 10.67% 2004
United Air Lines, Inc., pass-through certificates,                                              7,000           6,590         0.16
 Series 1995-A2, 9.56% 2018 (5)
                                                                                                1,811           1,800         1.11
                                                                                                2,379           2,204
                                                                                                5,000           4,545
FINANCIAL  -  4.37%                                                                             3,000           2,847
AB Spintab 7.50% (undated) (2)(3)                                                               6,980           6,376         0.04
Abbey National PLC 6.70% (undated) (3)                                                         10,250          10,270         0.06
Ahmanson Capital Trust I, capital securities,                                                   1,500           1,443
 Series A, 8.36% 2026 (2)
Great Western Financial Trust II, Series A, 8.206% 2027                                         5,000           5,446
Washington Mutual Capital I, subordinated capital                                               4,417           4,376
 income securities, 8.375% 2027
Washington Mutual Finance, 8.25% 2005                                                           7,067           6,794         0.23
Allfirst Preferred Capital Trust 7.781% 2029 (3)                                                5,000           5,086         0.09
Allstate Corp. 7.20% 2009                                                                       4,000           4,028         0.44
Bank of Nova Scotia 6.50% Eurodollar Note (undated) (3)                                                        61,805         0.05
Bank of Scotland 7.00% (undated) (2)(3)
National Westminster Bank PLC 7.75% (undated) (3)                                                                             0.24
Bankers Trust New York Corp. 6.70% 2007                                                                                       0.07
Banque Nationale de Paris 7.40% (undated) (3)                                                   2,600           2,472
BNP U.S. Funding LLC, Series A, 7.738% noncumulative                                            3,750           3,342         0.30
 preferred (2)(3)
BHP Finance Ltd. 8.50% 2012                                                                     4,000           3,637
BHP Finance Ltd. 6.75% 2013                                                                     2,000           1,741         0.21
Canadian Imperial Bank of Commerce 6.50%                                                        4,050           3,591         0.02
 Eurodollar Note (3)
Capital One Bank 8.25% 2005                                                                     4,000           4,035         0.21
Chase Capital III, floating rate capital securities,                                            5,000           4,892         0.08
 Series C, 7.39% 2027 (3)
Conseco Financing Trust II, Capital Trust Pass-Through                                         25,500          24,376
 Securities (TRUPS), 8.70% 2026 (5)
Conseco Financing Trust III 7.45% 2027                                                          4,000           3,103         0.10
Den Norske CreditBank 7.125% (undated) (3)                                                      4,225           3,862         0.04
DEV BNK SINGAPOR 7.875% 04-15-10 (2)                                                           10,000           9,586         0.07
Dime Bancorp, Inc. 6.375% 2001                                                                  4,000           3,765         0.04
Fleet Capital Trust 7.775% 2028 (3)                                                             3,000           2,832         0.06
FORD MOTOR CRED 7.25% 01-15-03                                                                 15,000          13,958
Ford Motor Credit Co. 5.80% 2009                                                                2,500           2,587         0.18
Fuji JGB Investment LLC, Series A, 9.87%                                                       10,000           8,926         0.04
 noncumulative preferred (2)
Household Finance Corp. 8.00% 2005                                                              1,600           1,247
Household Finance Corp. 6.40% 2008                                                             12,000          11,937         0.10
HSBC America 7.808% 2026 (2)                                                                    5,000           4,667         0.04
HSBC Capital Funding LP, Series I, 9.547% noncumulative                                        10,075           4,332
 preferred (undated) (2)(3)
Midland Bank PLC, 7.188% Eurodollar Note (undated) (3)                                          2,750           1,182         0.29
Lindsey Morden Group Inc., Series B, 7.00% 2008                                                 3,000           2,309         0.08
MBNA Corp., MBNA Capital A, Series A, 8.278% 2026                                               4,000           3,937         0.14
REG DIV FUNDING 9.25% 03-15-30 (2)                                                              2,500           2,479         0.11
ReliaStar Financial Corp. 8.00% 2006                                                            3,500           3,367         0.17
ROYAL BK SCOTLND 9.118% 03-31-49 (undated)                                                      5,000           4,965         0.05
Skandinaviska Enskilda Banken 6.50% (undated)(2)(3)                                             5,850           5,089         0.13
SocGen Real Estate Co. LLC, Series A, 7.64%/8.406%                                              2,500           2,414         0.46
 (undated) (2)(3)(6)
Tokai Preferred Capital Co. LLC, Series A, 9.98%/11.091%                                        2,500           2,521         0.23
noncumulative preferred (2)(6)
                                                                                                3,500           3,176         4.37
                                                                                                2,500           2,138
REAL ESTATE  -  0.13%                                                                          12,300          12,805
EOP Operating LP 7.25% 2018                                                                     4,000           3,166         0.03
ERP Operating LP 7.95% 2002                                                                  C$8,000            4,500         0.03
ProLogis Trust 7.05% 2006                                                                     $9,600            7,858         0.07
                                                                                                6,500           6,255         0.13
                                                                                                9,250           9,309
                                                                                                2,500           2,580
COLLATERLIZED MORTGAGE/ASSET-BACKED OBLIGATIONS  -  3.51%                                       7,500           7,111
Airplanes Pass Through Trust, pass-through certificates,                                       28,000          25,626         0.21
 Series 1, Class C, 8.15%  2019 (5)
Chase Commercial Mortgage Securities Corp., pass through                                       13,025          12,653         0.05
 certificates, Series 1999-1, Class C, 7.625% 2009 (5)
Chase Commercial Mortgage Securities Corp., Series                                                            244,328
 1998-2, Class A-2, 6.39% 2030
Chase Commercial Mortgage Securities Corp., Series                                                                            0.44
 1998-2, Class E, 6.39% 2030
Conseco Finance Home Equity Loan Trust, Series 2000-A,
 Class BV-2, 7.451% 2031 (3)
Conseco Finance Home Loan Trust, Series 1999-G,                                                 2,000           1,732
 Class B-2, 10.96% 2029
Green Tree Financial Corp., pass-through certificates,                                          1,500           1,499
 Series 1995-8, Class B2, 7.65% 2026 (5)
Green Tree Financial Corp., pass-through certificates,                                          4,000           3,774
 Series 1996-5, Class B-2, 8.45% 2027 (5)
Green Tree Financial Corp., pass-through certificates,                                                          7,005
 Series 1996-10, Class B-2, 7.74% 2028 (5)
 Series 1997-1, Class B-2, 7.76% 2028 (5)                                                                                     0.29

DLJ Mortgage Acceptance Corp., Series 1995-CF2,                                                                               0.11
 Class A1B, 6.85% 2027 (2)
DLJ Mortgage Acceptance Corp., Series 1996-CF2,                                                                               0.11
 Class A1B, 7.29% 2021  (2)
FIRSTPLUS Home Loan Owner Trust, Series 1997-1,                                                12,781          11,510         0.22
 Class A-6, 6.95% 2015
GMAC Commercial Mortgage Securities, Inc.,                                                      3,000           2,949         0.04
Series 1997-C1, Class A1, 6.83% 2003
Grupo Financiero Banamex Accival, SA de CV 0% 2002 (2)                                         24,150          22,586         0.03
GS Mortgage Securities Corp. II, pass-through                                                   2,500           2,154         0.16
certificates, Series 1998-C1, Class D, 7.45% 2030 (3)(5)
H.S. Receivables Corp., Series 1999-1, Class A,                                                 2,750           2,454         0.12
 8.13% 2004 (2)
J.P. Morgan Commercial Mortgage Finance Corp.,                                                  5,000           4,204         0.06
Series 1996-C3, Class A-1, 7.33% 2028
L.A. Arena Funding, LLC, Series 1, Class A,                                                     4,197           2,378         0.11
7.656% 2026 (2)
MBNA Master Credit Card Trust, Series 1998-E,                                                   6,013           3,666         0.04
 Class C, 6.60% 2010 (2)
Merrill Lynch Mortgage Investors, Inc.,                                                         3,446           1,930         0.24
 Series 1995-C3, Class A-3, 7.067% 2025 (3)
Merrill Lynch Mortgage Investors, Inc., pass-through                                            2,465           1,379         0.12
certificates, Series 1999-C1, Class A-2, 7.56% 2031 (5)
Nomura Asset Securities Corp., Series 1998-D6,                                                  6,000           5,928         0.22
 Class A-A1, 6.28% 2030
Norwest Asset Securities Corp., Series 1998-31,                                                 6,000           5,975         0.20
 Class A-1, 6.25% 2014
Pegasus Aviation Lease Securitization, Series 2000-1,                                          12,500          12,392         0.10
 Class A2, 8.37% 2030 (2)
PNC Mortgage Securities Corp., Series 1998-10,                                                  2,085           2,082         0.09
 Class 1-B1, 6.50% 2028 (2)
PP&L Transition Bond Co. LLC, Series 1999-1,                                                    2,156           1,960         0.12
Class A-7, 7.05% 2009
PROVIDIAN MASTER TRU 7.801% 08-17-09 (2)(3)                                                    10,000           9,143         0.11

Puerto Rico Public Financing Corp., Series 1999-1,                                              7,031           6,935         0.16
 Class A, 6.15% 2008

Structured Asset Securities Corp., Series 1998-RF2,                                             3,227           3,215         0.16
 Class A, 8.542% 2027 (2)(3)

                                                                                                6,500           6,082         3.51
                                                                                                2,500           2,313
                                                                                               13,500          13,278
                                                                                                6,750           6,778
GOVERNMENTS (excluding U.S. Government) AND                                                    12,507          12,072
 GOVERNMENTAL AUTHORITIES  -  0.07%
Canadian Government 4.557% 2026 (3)(7)                                                         11,948          11,376         0.07
                                                                                                5,500           5,545         0.07
                                                                                                5,890           5,296
FEDERAL AGENCY OBLIGATIONS  --  MORTGAGE                                                        7,000           6,946
 PASS-THROUGHS (5)  -  6.29%
Fannie Mae 6.00%-12.00% 2008-2030                                                               6,000           6,000         1.01
Freddie Mac 7.00%-10.00% 2008-2024                                                              9,334           8,778         0.21
Government National Mortgage Assn. 6.00%-10.50% 2009-2030                                       8,816           8,978         5.07
                                                                                                              196,282         6.29


FEDERAL AGENCY OBLIGATIONS  --  OTHER  -  0.69%
Fannie Mae 5.25% 2009
Fannie Mae: Medium Term Note, 6.75% 2028                                                     C$5,000            3,949         0.69
                                                                                                                3,949         0.69


                                                                                               57,736          56,260
U.S. TREASURY OBLIGATIONS  -  12.22%                                                           11,706          11,873
8.75% August 2000                                                                             285,753         283,222
6.375% September 2001                                                                                         351,355
6.125% December 2001
14.25% February 2002
6.50% May 2002
3.876% July 2002 (3)(7)                                                                      $39,000           34,375
10.75% February 2003                                                                            5,000           4,317
5.50% March 2003                                                                                               38,692
10.75% May 2003
7.25% August 2004
7.00% July 2006
3.648% January 2007 (3)(7)
3.842% January 2008 (3)(7)                                                                      7,500           7,521
10.375% November 2009                                                                          87,000          86,850
10.00% May 2010                                                                                50,000          49,758
10.375% November 2012                                                                           2,000           2,233
7.25% May 2016                                                                                 85,000          85,106
8.875% August 2017                                                                            120,000         127,411        12.22
                                                                                                7,300           8,032        12.22
                                                                                               20,000          19,556
Total Bonds and Notes   (cost: $1,891,430,000)                                                  5,000           5,549        32.92
                                                                                               25,000          25,848
                                                                                               50,000          51,813
                                                                                                7,000           7,257
                                                                                               50,000          51,386
                                                                                               15,000          17,178
                                                                                                4,500           5,148  Percent of
SHORT-TERM SECURITIES                                                                          10,000          12,295  Net Assets
CORPORATE SHORT-TERM NOTES  -  9.62%                                                           30,000          33,066
Archer Daniels Midland Co. 6.55%-6.56% due 7/19-8/7/00                                         67,925          86,583         0.36
AT&T Corp. 6.51%-6.61% due 7/11-8/11/00                                                                       682,590         1.20
Ciesco LP 6.52%-6.55% due 7/12-8/4/00                                                                                         1.58
Coca-Cola Co. 6.07%-6.55% due 7/6-7/31/00                                                                   1,839,192         1.12
Fortune Brands Inc. 6.46%-6.47% due 7/13-7/14/00 (2)                                                                          0.82
General Electric Capital Corp. 6.59%-6.95% due 7/3-9/11/00                                                                    1.23
Kimberly-Clark Corp. 6.51%-6.52% due 7/11-8/8/00 (2)                                                                          0.42
Motorola Inc.  6.53%-6.55% due 8/21-8/24/00                                                                                   1.32
Park Avenue Receivables Corp. 6.54%-6.75%                                                  Principal                          0.78
 due 7/10-7/17/00 (2)
USAA Capital Corp. 6.55%-6.56% due 7/25-9/8/00                                                Amount    Market Value          0.79
                                                                                                (000)           (000)         9.62

                                                                                               20,000          19,896
Total Short-Term Securities   (cost: $537,559,000)                                             67,300          66,964         9.62
Total Investment Securities   (cost:$5,542,327,000)                                            88,600          88,185       100.14
Excess of payables over cash and receivables                                                   62,500          62,381         0.14
Net Assets                                                                                     45,900          45,789     100.00%
                                                                                               69,750          69,069
                                                                                               23,910          23,764
(1) Non-income-producing security.                                                             74,400          73,666
(2) Purchased in a private placement transaction;                                              43,500          43,405
resale may be limited to qualified institutional
 buyers; resale to the
! public may require registration.                                                             44,800          44,434
(3) Coupon rate may change periodically.                                                                      537,553
(4) Valued under procedures established by the
 Board of Directors.
(5) Pass-through securities backed by a pool of
 mortgages or other loans on which principal
payments are periodically
!made.  Therefore, the effective maturities are                                                               537,553
 shorter than the stated maturities.
(6) Step bond; coupon rate will increase at a later date.                                                   5,595,466
(7) Index-linked bond whose principal amount moves                                                              7,581
 with a government retail price index.
                                                                                                           $5,587,885
ADR = American Depositary Receipts

See Notes to Financial Statements

American Balanced Fund
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES                                          Unaudited
at June 30, 2000                                           (dollars in      thousands)
Assets:
Investment securities at market
 (cost: $5,542,327)                                                         $5,595,466
Cash                                                                             2,221
Receivables for --
 Sales of investments                                           $5,145
 Sales of fund's shares                                          6,342
 Dividends and accrued interest                                 34,887          46,374
                                                                             5,644,061
Liabilities:
Payables for --
 Purchases of investments                                        3,349
 Repurchases of fund's shares                                   49,440
 Management services                                             1,367
 Accrued expenses                                                2,020          56,176
Net Assets at June 30, 2000 -- (authorized
 capital stock -- 1,500,000,000 shares)                                     $5,587,885

Class A shares, $.001 par value
 Net assets                                                                 $5,578,061
 Shares outstanding                                                        383,045,920
 Net asset value per share                                                      $14.56
Class B shares, $.001 par value
 Net assets                                                                     $9,824
 Shares outstanding                                                            675,130
 Net asset value per share                                                      $14.55


See Notes to Financial Statements

STATEMENT OF OPERATIONS                                                      Unaudited
for the six months ended June 30, 2000                     (dollars in      thousands)
Investment Income:
Income:
 Dividends                                                     $52,650
 Interest                                                       84,053        $136,703

Expenses:
 Management services fee                                         8,165
 Distribution expenses - Class A                                 7,015
 Distribution expenses - Class B                                    12
 Transfer agent fee - Class A                                    3,420
 Transfer agent fee - Class B                                        1
 Reports to shareholders                                           131
 Registration statement and prospectus                             277
 Postage, stationery and supplies                                  522
 Directors' fees                                                    65
 Auditing and legal fees                                            50
 Custodian fee                                                      72
 Taxes other than federal income tax                                 2
 Other expenses                                                     83          19,815
 Net investment income                                                         116,888

Realized Gain and Change in Unrealized
 Appreciation on Investments:
Net realized gain                                                              179,346
Net change in unrealized appreciation on
 investments                                                                  (142,081)

 Net realized gain and change in unrealized
  appreciation on investments                                                   37,265

Net Increase in Net Assets Resulting from
 Operations                                                                   $154,153


STATEMENT OF CHANGES IN NET ASSETS                         (dollars in      thousands)

                                                            Six months            Year
                                                                 ended           ended
                                                            6/30/2000*         12/31/99
Operations:
Net investment income                                         $116,888        $218,853
Net realized gain on investments                               179,346         506,275
Net change in unrealized appreciation
 on investments                                               (142,081)       (525,013)

 Net increase in net assets
  resulting from operations                                    154,153         200,115

Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income:
 Class A                                                      (110,120)       (213,797)
 Class B                                                           (42)            -
Distributions from net realized gain
 on investments:
 Class A                                                           -          (498,598)
 Class B                                                           -               -

 Total dividends and distributions                            (110,162)       (712,395)

Capital Share Tranactions:
Proceeds from shares sold                                      689,028       1,566,708
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments                                                   103,369         680,634
Cost of shares repurchased                                  (1,229,952)     (1,635,010)

 Net increase (decrease) in net assets
  resulting from capital share transactions                   (437,555)        612,332
Total Increase (Decrease) in Net Assets                       (393,564)        100,052

Net Assets:
Beginning of period                                          5,981,449       5,881,397

End of period (including
 undistributed net investment
 income: $42,184 and $35,458 respectively)                  $5,587,885      $5,981,449

* Unaudited

See Notes to Financial Statements

 American Balanced Fund
 Notes to Financial Statements
     Unaudited

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American Balanced Fund, Inc. (the " fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of both capital and income by investing in stocks and fixed-income securities. The fund offers Class A and Class B shares. Class A shares are sold with an initial sales charge of up to 5.75%. Class B shares are sold without an initial sales charge but subject to a contingent deferred sales charge paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares have higher distribution expenses and transfer agent fees than Class A shares. Class B shares are automatically converted to Class A shares eight years after the date of purchase. Holders of both classes of shares have equal pro rata rights to assets and identical voting, dividend, liquidation and other rights, except that each class bears different distribution and transfer agent expenses, and each class shall have exclusive rights to vote on matters affecting only their class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on securities purchased are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

ALLOCATIONS - Income, expenses other than class-specific expenses and realized and unrealized gains and losses are allocated daily between the classes based on their relative net asset values. Distribution expenses, transfer agent fees and any other class-specific expenses, are accrued daily and charged to the applicable share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

  As of June 30, 2000, net unrealized appreciation on investments for book and federal income tax purposes aggregated $53,139,000; $531,403,000 related to appreciated securities and $478,264,000 related to depreciated securities. During the six months ended June 30, 2000, the fund realized, on a tax basis, a net capital gain of $179,498,000 on securities transactions. Net losses related to non-U.S. currency transactions of $152,000 are treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for book and federal income tax purposes was $5,542,327,000 at June 30, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $8,165,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company
(CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on the following rates and average net asset levels:

                           AVERAGE NET ASSET LEVEL
RATE                       In Excess of               Up to

0.420%                     $0                         $500  million
0.324%                     $500  million              $1    billion
0.300%                     $1    billion              $1.5  billion
0.282%                     $1.5  billion              $2.5  billion
0.270%                     $2.5  billion              $4    billion
0.262%                     $4    billion              $6.5  billion
0.255%                     $6.5  billion              $10.5 billion
0.250%                     $10.5 billion

DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution for Class A shares, the fund may expend up to 0.25% of Class A average daily net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Pursuant to a Plan of Distribution for Class B shares, the fund may expend up to 1.00% of Class B average daily net assets annually to compensate dealers for their selling and servicing efforts. During the six months ended June 30, 2000, distribution expenses under the Plan of Distribution for Class A were limited to $7,015,000. Had no limitation been in effect, the fund would have paid $12,027,000 in distribution expenses for Class A shares under the Plan. During the six months ended June 30, 2000, distribution expenses under the Plan of Distribution for Class B were $12,000. As of June 30, 2000, accrued and unpaid distribution expenses for Class A and Class B shares were $960,000 and $6,000, respectively. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $1,044,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,421,000.

DEFERRED DIRECTORS' FEES - Directors who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 2000, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993) net of any payments to Directors, were $565,000.

AFFILIATED DIRECTORS' AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,213,030,000 and $1,631,351,000, respectively, during the six months ended June 30, 2000.
As of June 30, 2000, net assets consisted of the following:

Capital paid in on shares of beneficial                  $5,313,224,000
interest

Undistributed net investment income                          42,184,000

Accumulated net realized gain                               179,346,000

Net unrealized appreciation                                  53,131,000

Net assets                                               $5,587,885,000


Capital shares transactions in the fund were as follows:

Capital share transactions table:
                                                                              (dollars in       thousands)
                                               Six months        June 30,            Year     December 31,
                                                    ended            2000           ended             1999
                                                   Amount          Shares          Amount           Shares
Class A Shares:
  Sold                                          $ 679,177      47,598,213      $1,566,708       98,494,695
  Reinvested dividends                            103,330       7,396,649         680,634       46,488,744
  and distributions
  Repurchased                                  (1,229,880)    (86,878,818)     (1,635,010)    (103,300,568)
   Net increase in Class A                       (447,373)    (31,883,956)        612,332       41,682,871
Class B Shares: +
  Sold                                              9,851         677,351               -                -
  Reinvested dividends                                 39           2,699               -                -
  and distributions
  Repurchased                                         (72)         (4,920)              -                -
   Net increase in Class B                          9,818         675,130               -                -
Total net increase in fund                      $(437,555)    (31,208,826)     $  612,332       41,682,871



+  Class B shares not
voffered before March 15, 2000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $72,000 includes $24,000 that was paid by these credits rather than in cash.


PER-SHARE DATA AND RATIOS (1)

                                                                                                                   Net
                                                                            Net asset                    gains/(losses)
                                                                                value,         Net        on securities
                                                               Period        beginning   investment      (both realized
                                                                ended        of period       income     and unrealized)
Class A:
                                                                 2000            $14.42    $.30 (2)           $0.12 (2)
                                                                 1999             15.76          .56              (0.04)
                                                                 1998             15.68          .56               1.13
                                                                 1997             14.55          .58               2.41
                                                                 1996             14.15          .57               1.24
                                                                 1995             12.00          .57               2.61
Class B:

                                                                 2000             13.65     .12 (2)            0.90 (2)



                                                                                         Dividends
                                                                         Total from     (from net      Distributions
                                                               Period    investment     investment     (from capital
                                                                ended    operations       income)          gains)
Class A:
                                                                 2000      $0.42          ($.28)           $  -
                                                                 1999       0.52           (.56)           (1.30)
                                                                 1998       1.69           (.56)           (1.05)
                                                                 1997       2.99           (.56)           (1.30)
                                                                 1996       1.81           (.56)           (0.85)
                                                                 1995       3.18           (.56)           (0.47)
Class B:

                                                                 2000       1.02           (.12)             -




                                                                                        Net asset
                                                               Period       Total       value, end         Total
                                                                ended   distributions    of period         return
Class A:
                                                                 2000      ($0.28)        $14.56           3.01%
                                                                 1999      (1.86)          14.42            3.47
                                                                 1998      (1.61)          15.76           11.13
                                                                 1997      (1.86)          15.68           21.04
                                                                 1996      (1.41)          14.55           13.17
                                                                 1995      (1.03)          14.15           27.13
Class B:

                                                                 2000      (0.12)          14.55            7.50



                                                                                         Ratio of        Ratio of
                                                                         Net assets,     expenses        net income
                                                               Period   end of period   to average       to average
                                                                ended   (in millions)   net assets       net assets
Class A:
                                                                 2000      $5,578        .70% (3)        4.16% (3)
                                                                 1999       5,981           .66             3.59
                                                                 1998       5,881           .63             3.57
                                                                 1997       5,036           .65             3.74
                                                                 1996       3,941           .67             4.01
                                                                 1995       3,048           .67             4.38
Class B:

                                                                 2000        10          1.42 (3)         3.43 (3)


(1) The periods 1995 through 1999 represent fiscal years ended December 31. The periods ended
2000 (unaudited) represent, for Class A
shares, the six month period ended
June 30, 2000, and,
for Class B shares, the 107-day period
ended June 30, 2000.  Class B shares
were not offered
before March 15, 2000. Total returns
 for such periods are based on activity
 during the period
and thus are not representative of a full year.
 Total returns exclude all sales charges, including contingent deferred sales charges.
(2) Based on average shares outstanding.
(3) Annualized.
(4) Represents portfolio turnover rate
(equivalent for all share classes) for
 the six months ended June 30, 2000.

[The American Funds Group(r)]

Office of the fund

One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, California 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

Custodian of assets
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

Counsel
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

There are two ways to invest in American Balanced Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Class B shares, which are not available for certain employer-sponsored retirement plans, have no up-front charge. They are, however, subject to additional expenses of approximately 0.75% a year over the first eight years of ownership. If redeemed within six years, they may also be subject to a contingent deferred sales charge (5% maximum) that declines over time.

For information about your account or any of the fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180, or visit www.americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

This report is for the information of shareholders of American Balanced Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2000, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA AGD/GRS/4678
Lit. No. AMBAL-013-0800